Provisions - Summary Gross Movement of Other Provisions (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Beginning balance	S/ 41,073	S/ 60,928
Additions	9,510	9,948
Acquisition of subsidiaries		3,075
Reversals of provisions	(1,456)	(30,847)
Payments	(1,680)	(2,756)
Translation adjustments	(30)	725
Ending balance	47,417	41,073
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Beginning balance	15,732	15,000
Additions	9,510	9,486
Acquisition of subsidiaries		1,926
Reversals of provisions	(235)	(10,569)
Payments	(1,680)	(298)
Translation adjustments	37	187
Ending balance	23,364	15,732
Contingent liabilities [member]
Disclosure of other provisions [line items]
Beginning balance	8,125	26,779
Acquisition of subsidiaries		1,149
Reversals of provisions	(809)	(17,883)
Payments		(2,458)
Translation adjustments	(67)	538
Ending balance	7,249	8,125
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Beginning balance	17,216	19,149
Additions		462
Reversals of provisions	(412)	(2,395)
Ending balance	S/ 16,804	S/ 17,216